SCHEDULE OF DEFERRED REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Deferred revenue - beginning of year	$ 17,506	$ 63,009
A change in time frame for a performance obligation to be satisfied	(17,506)	(45,503)
Deferred revenue - end of year		$ 17,506